CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash flows from operating activities:
Net loss	$ (6,332)	$ (2,211)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expenses	11,208	10,698
Stock based compensation	1,173	1,076
Accrued severance pay, net	64	311
Accrued interest and exchange rate differences on short and long-term restricted cash, net	392	(69)
Exchange rate differences on long-term loans	(46)	(124)
Capital loss (gain) from disposal of property and equipment	13	(3)
Deferred income taxes	(45)	(330)
Increase in trade receivables, net	(2,225)	(7,114)
Decrease (increase) in other assets (including short-term, long-term and deferred charges)	4,114	(5,428)
Increase in inventories	(5,464)	(395)
Increase in trade payables	3,537	5,409
Decrease in accrued expenses	(2,655)	(6,147)
Increase (decrease) in advances from customer, held by trustees, net	(3,923)	5,002
Decrease in other accounts payable and other long-term liabilities	(5,683)	(5,719)
Net cash used in operating activities	(5,872)	(5,044)
Cash flows from investing activities:
Purchase of property and equipment	(2,231)	(2,166)
Investment in restricted cash held by trustees	(11,236)	(17,620)
Proceeds from restricted cash held by trustees	9,771	9,075
Investment in restricted cash (including long-term)	(18,000)	(9,114)
Proceeds from restricted cash (including long-term)	19,339	14,624
Purchase of intangible asset	(118)	(72)
Net cash used in investing activities	(2,475)	(5,273)
Cash flows from financing activities:
Exercise of stock options and issuance of restricted share units	562	12
Payment of obligation related to the purchase of intangible assets	(500)
Proceeds from financing contract	14,472
Short-term bank credit, net	(458)	1,201
Proceeds from long-term loans		10,000
Repayment according to financing contract	(654)
Repayments of long-term loans	(5,975)	(4,423)
Net cash provided by financing activities	7,447	6,790
Effect of exchange rate changes on cash and cash equivalents	(227)	(164)
Decrease in cash and cash equivalents	(1,127)	(3,691)
Cash and cash equivalents at the beginning of the period	66,968	56,231
Cash and cash equivalents at the end of the period	65,841	52,540
Cash paid during the period for:
Interest	1,808	1,456
Income taxes	714	576
Non-cash transactions:
Classification from inventories to property and equipment	1,365	1,204
Classification from property and equipment to inventories	359	614
Purchase of intangible assets		$ 2,005